LAND USE RIGHTS, NET - Schedule of Land Use Rights, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Land Use Rights [Line Items]
Land use rights, gross	$ 1,203,828	$ 1,198,228
Less: accumulated amortization	(482,254)	(457,220)
Land use rights, net	721,574	741,008
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	146,989	146,306
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	400,981	399,115
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	$ 655,858	$ 652,807